Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation	All significant intercompany transactions are eliminated in the consolidation process. Investments in subsidiaries and partnerships which we do not control but have significant influence are accounted for under the equity method. Earnings from certain investments accounted for using the equity method are included for periods ended within up to one quarter of our period end. We also record our proportionate share of our equity method investees’ other comprehensive income (OCI) items, including translation adjustments. We treat distributions received from equity method investees as returns on investment and classify them as cash flows from operating activities until those distributions exceed our cumulative equity in the earnings of that investment. We treat the excess amount as a return of investment and classify it as cash flows from investing activities.
Basis of Accounting	The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including potential impacts arising from the COVID-19 pandemic and other estimates of probable losses and expenses, that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain prior-period amounts have been conformed to the current period’s presentation.
Credit Losses / Allowance for Credit Losses	Credit Losses As of January 1, 2020, we adopted, through modified retrospective application, the Financial Accounting Standards Board’s (FASB) Accounting Standards Update (ASU) No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or Accounting Standards Codification (ASC) 326 (ASC 326), which replaces the incurred loss impairment methodology under prior GAAP with an expected credit loss model. ASC 326 affects trade receivables, loans, contract assets, certain beneficial interests, off-balance-sheet credit exposures not accounted for as insurance and other financial assets that are not subject to fair value through net income, as defined by the standard. Under the expected credit loss model, we are required to consider future economic trends to estimate expected credit losses over the lifetime of the asset. Upon adoption on January 1, 2020, we recorded a $293 reduction to “Retained earnings,” $395 increase to “Allowances for credit losses” applicable to our trade and loan receivables, $10 reduction of contract assets, $105 reduction of net deferred income tax liability and $7 reduction of “Noncontrolling interest.” Our adoption of ASC 326 did not have a material impact on our financial statements.Allowance for Credit Losses We record expense to maintain an allowance for credit losses for estimated losses that result from the failure or inability of our customers to make required payments deemed collectible from the customer when the service was provided or product was delivered. When determining the allowances for trade receivables and loans, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends and general economic factors, including bankruptcy rates. We also consider future economic trends to estimate expected credit losses over the lifetime of the asset. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as catastrophes or pending bankruptcies.
Leases
Leases As of January 1, 2019, we adopted, with modified retrospective application, the FASB's ASU No. 2016-02, “Leases (Topic 842)” (ASC 842), which replaces existing leasing rules with a comprehensive lease measurement and recognition standard and expanded disclosure requirements (see Note 8). ASC 842 requires lessees to recognize most leases on their balance sheets as liabilities, with corresponding “right-of-use” assets. For income statement recognition purposes, leases are classified as either a finance or an operating lease without relying upon bright-line tests.

The key change upon adoption of the standard was balance sheet recognition of operating leases, given that the recognition of lease expense on our income statement is similar to our historical accounting. Using the modified retrospective transition method of adoption, we did not adjust the balance sheet for comparative periods but recorded a cumulative effect adjustment to retained earnings on January 1, 2019. We elected the package of practical expedients permitted under the transition guidance within the new standard, which, among other things, allowed us to carry forward our historical lease classification. We also elected the practical expedient related to land easements, allowing us to carry forward our accounting treatment for land easements on existing agreements that were not accounted for as leases. We excluded leases with original terms of one year or less. Additionally, we elected to not separate lease and non-lease components for certain classes of assets. Our accounting for finance leases did not change from our prior accounting for capital leases.
The adoption of ASC 842 resulted in the recognition of an operating lease liability of $22,121 and an operating right-of-use asset of the same amount. Existing prepaid and deferred rent accruals were recorded as an offset to the right-of-use asset, resulting in a net asset of $20,960. The cumulative effect of the adoption to retained earnings was an increase of $316 reflecting the reclassification of deferred gains related to sale/leaseback transactions. The standard did not materially impact our income statements or statements of cash flows, and had no impact on our debt-covenant compliance under our current agreements.
Deferral of Episodic Television and Film Costs, Equipment Inventory, and Licensed Programming Inventory Cost Recognition and Impairment	Deferral of Episodic Television and Film Costs In March 2019, the FASB issued ASU No. 2019-02, “Entertainment—Films—Other Assets—Film Costs (Subtopic 926-20) and Entertainment—Broadcasters—Intangibles—Goodwill and Other (Subtopic 920-350): Improvements to Accounting for Costs of Films and License Agreements for Program Materials” (ASU 2019-02), which we early adopted as of January 1, 2019, with prospective application. The standard eliminates certain revenue-related constraints on capitalization of inventory costs for episodic television that existed under prior guidance. In addition, the balance sheet classification requirements that existed in prior guidance for film production costs and programming inventory were eliminated. As of January 1, 2019, we reclassified $2,274 of our programming inventory costs from “Other current assets” to “Other Assets” in accordance with the guidance (see Note 11). This change in accounting did not materially impact our income statement.
Equipment Inventory Equipment inventories, which primarily consist of wireless devices and accessories, are included in “Other current assets” on our consolidated balance sheets. Equipment inventories are valued at the lower of cost or net realizable value and were $3,592 at December 31, 2020 and $2,864 at December 31, 2019.

Licensed Programming Inventory Cost Recognition and Impairment We enter into agreements to license programming exhibition rights from licensors. A programming inventory asset related to these rights and a corresponding liability payable to the licensor are recorded (on a discounted basis if the license agreements are long-term) when (i) the cost of the programming is reasonably determined, (ii) the programming material has been accepted in accordance with the terms of the agreement, (iii) the programming is available for its first showing or telecast, and (iv) the license period has commenced. There are variations in the amortization methods of these rights, depending on whether the network is advertising-supported (e.g., TNT and TBS) or not advertising-supported (e.g., HBO and Turner Classic Movies).

For the advertising-supported networks, our general policy is to amortize each program’s costs on a straight-line basis (or per-play basis, if greater) over its license period. In circumstances where the initial airing of the program has more value than subsequent airings, an accelerated method of amortization is used. The accelerated amortization upon the first airing versus subsequent airings is determined based on a study of historical and estimated future advertising sales for similar programming. For rights fees paid for sports programming arrangements, such rights fees are amortized using a revenue-forecast model, in which the rights fees are amortized using the ratio of current period advertising revenue to total estimated remaining advertising revenue over the term of the arrangement.

For premium pay television, streaming and over-the-top (OTT) services that are not advertising-supported, each licensed program’s costs are amortized on a straight-line basis over its license period or estimated period of use, beginning with the month of initial exhibition. When we have the right to exhibit feature theatrical programming in multiple windows over a number of years, historical audience viewership is used as the basis for determining the amount of programming amortization attributable to each window.

Licensed programming inventory is carried at the lower of unamortized cost or fair value. For networks that generate both advertising and subscription revenues, the net realizable value of unamortized programming costs is generally evaluated based on the network’s programming taken as a whole. In assessing whether the programming inventory for a particular advertising-supported network is impaired, the net realizable value for all of the network’s programming inventory is determined based on a projection of the network’s profitability. This assessment would occur upon the occurrence of certain triggering events. Similarly, for premium pay television, streaming and OTT services that are not advertising-supported, an evaluation of the fair value of unamortized programming costs is performed based on services’ licensed programming taken as a whole. Specifically, the fair value for all premium pay television, streaming and OTT service licensed programming is determined based on projections of estimated subscription revenues less certain costs of delivering and distributing the licensed programming. Changes in management’s intended usage of a specific program, such as a decision to no longer exhibit that program and forgo the use of the rights associated with the program license, results in a reassessment of that program’s fair value, which could result in an impairment (see Note 11).

Film and Television Production Cost Recognition, Participations and Residuals and Impairments Film and television production costs on our consolidated balance sheets include the unamortized cost of completed theatrical films and television episodes, theatrical films and television series in production and undeveloped film and television rights. Film and television production costs are stated at the lower of cost, less accumulated amortization, or fair value. For films and television programs predominantly monetized individually, the amount of capitalized film and television production costs and the amount of participations and residuals to be recognized as broadcast, programming and operations expenses for a given film or television series in a particular period are determined using the film forecast computation method. Under this method, the amortization of capitalized costs and the accrual of participations and residuals are based on the proportion of the film’s (or television program’s) revenues recognized for such period to the film’s (or television program’s) estimated remaining ultimate revenues (i.e., the total revenue to be received throughout a film’s (or television program’s) life cycle).

The process of estimating a film’s ultimate revenues requires us to make a series of judgments related to future revenue-generating activities associated with a particular film. We estimate the ultimate revenues, less additional costs to be incurred (including exploitation and participation costs), in order to determine whether the value of a film or television series is impaired and requires an immediate write-off of unrecoverable film and television production costs. To the extent that the ultimate revenues are adjusted, the resulting gross margin reported on the exploitation of that film or television series in a period is also adjusted. (See Note 11)
Prior to the theatrical release of a film, our estimates are based on factors such as the historical performance of similar films, the star power of the lead actors, the rating and genre of the film, pre-release market research (including test market screenings), international distribution plans and the expected number of theaters in which the film will be released. In the absence of revenues directly related to the exhibition of owned film or television programs on our television networks, premium pay television, streaming or OTT services, we estimate a portion of the unamortized costs that are representative of the utilization of that film or television program in that exhibition and expense such costs as the film or television program is exhibited. The period over which ultimate revenues are estimated generally does not exceed ten years from the initial release of a motion picture or from the date of delivery of the first episode of an episodic television series. Estimates were updated based on information available during the film’s production and, upon release, the actual results of each film.

For a film (or television program) predominantly monetized as part of a film (or television program) group, the amount of capitalized film and television production costs is amortized using a reasonably reliable estimate of the portion of unamortized film costs that is representative of the use of the film. Production costs are expensed as the film (or television program) is exhibited or exploited.

Revenue Recognition	Revenue Recognition As of January 1, 2018, we adopted ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” as modified (ASC 606), using the modified retrospective method, which does not allow us to adjust prior periods. We applied the rules to all open contracts existing as of January 1, 2018, recording an increase of $2,342 to retained earnings for the cumulative effect of the change, with an offsetting contract asset of $1,737, deferred contract acquisition costs of $1,454, other asset reductions of $239, other liability reductions of $212, deferred income tax liability of $787 and increase to noncontrolling interest of $35. (See Note 5)
We report our revenues net of sales taxes and record certain regulatory fees, primarily Universal Service Fund (USF) fees, on a net basis. No customer accounted for more than 10% of consolidated revenues in 2020, 2019 or 2018.

Wireless, Advanced Data, Legacy Voice & Data Services and Equipment Revenue
We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Examples of service revenues include wireless, video entertainment (e.g., AT&T U-verse and DIRECTV), strategic services (e.g., virtual private network service), and legacy voice and data (e.g., traditional local and long-distance). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Some of our services require customer premises equipment that, when combined and integrated with AT&T’s specific network infrastructure, facilitates the delivery of service to the customer. In evaluating whether the equipment is a separate performance obligation, we consider the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). When the equipment does not meet the criteria to be a separate performance obligation (e.g., equipment associated with certain video services), we allocate the total transaction price to the related service. When equipment is a separate performance obligation, we record the sale of equipment when title has passed and the products are accepted by the customer. For devices sold through indirect channels (e.g., national dealers), revenue is recognized when the dealer accepts the device, not upon activation.
Our equipment and service revenues are predominantly recognized on a gross basis, as most of our services do not involve a third party and we typically control the equipment that is sold to our customers.
Revenue recognized from fixed term contracts that bundle services and/or equipment is allocated based on the stand-alone selling price of all required performance obligations of the contract (i.e., each item included in the bundle). Promotional discounts are attributed to each required component of the arrangement, resulting in recognition over the contract term. Stand-alone selling prices are determined by assessing prices paid for service-only contracts (e.g., arrangements where customers bring their own devices) and stand-alone device pricing.

We offer the majority of our customers the option to purchase certain wireless devices in installments over a specified period of time, and, in many cases, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. For customers that elect these equipment installment payment programs, at the point of sale, we recognize revenue for the entire amount of revenue allocated to the customer receivable net of fair value of the trade-in right guarantee. The difference between the revenue recognized and the consideration received is recorded as a note receivable when the devices are not discounted and our right to consideration is unconditional. When installment sales include promotional discounts (e.g., “buy one get one free”), the difference between revenue recognized and consideration received is recorded as a contract asset to be amortized over the contract term.

Less commonly, we offer certain customers highly discounted devices when they enter into a minimum service agreement term. For these contracts, we recognize equipment revenue at the point of sale based on a stand-alone selling price allocation. The difference between the revenue recognized and the cash received is recorded as a contract asset that will amortize over the contract term.

Our contracts allow for customers to frequently modify their arrangement, without incurring penalties in many cases. When a contract is modified, we evaluate the change in scope or price of the contract to determine if the modification should be treated as a new contract or if it should be considered a change of the existing contract. We generally do not have significant impacts from contract modifications.

Revenues from transactions between us and our customers are recorded net of revenue-based regulatory fees and taxes. Cash incentives given to customers are recorded as a reduction of revenue. Nonrefundable, upfront service activation and setup fees associated with service arrangements are deferred and recognized over the associated service contract period or customer relationship life.

Subscription Revenue
Subscription revenues from cable networks and premium pay and basic-tier television services are recognized over the license period as programming is provided to affiliates or digital distributors based on negotiated contractual programming rates. When a distribution contract with an affiliate has expired and a new distribution contract has not been executed, revenues are based on estimated rates, giving consideration to factors including the previous contractual rates, inflation, current payments by the affiliate and the status of the negotiations on a new contract. When the new distribution contract terms are finalized, an adjustment to revenue is recorded, if necessary, to reflect the new terms.

Subscription revenues from end-user subscribers are recognized when services are provided, based upon either usage or period of time. Subscription revenues from streaming services are recognized as programming services are provided to customers.

Content Revenue
Feature films typically are produced or acquired for initial exhibition in theaters, followed by distribution, generally commencing within three years of such initial exhibition. Revenues from film rentals by theaters are recognized as the films are exhibited.

Television programs and series are initially produced for broadcast and may be subsequently licensed or sold in physical format and/or electronic delivery. Revenues from the distribution of television programming through broadcast networks, cable networks, first-run syndication and streaming services are recognized when the programs or series are available to the licensee. In certain circumstances, pursuant to the terms of the applicable contractual arrangements, the availability dates granted to customers may precede the date in which the customer can be billed for these sales.
Revenues from sales of feature films and television programming in physical format are recognized at the later of the delivery date or the date when made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances. Revenues from the licensing of television programs and series for electronic sell-through or video-on-demand are recognized when the product has been purchased by and made available to the consumer to either download or stream.

Upfront or guaranteed payments for the licensing of intellectual property are recognized as revenue at either the inception of the license term if the intellectual property has significant standalone functionality or over the corresponding license term if the licensee’s ability to derive utility is dependent on our continued support of the intellectual property throughout the license term.

Revenues from the sales of console games are recognized at the later of the delivery date or the date that the product is made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances.

Advertising Revenue
Advertising revenues are recognized, net of agency commissions, in the period that the advertisements are aired. If there is a targeted audience guarantee, revenues are recognized for the actual audience delivery and revenues are deferred for any shortfall until the guaranteed audience delivery is met, typically by providing additional advertisements. Advertising revenues from digital properties are recognized as impressions are delivered or the services are performed.

Financial Instruments	Financial Instruments As of January 1, 2018, we adopted ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), which requires us to prospectively record changes in the fair value of our equity investments, except for those accounted for under the equity method, in net income instead of in accumulated other comprehensive income (accumulated OCI). As of January 1, 2018, we recorded an increase of $658 in retained earnings for the cumulative effect of the adoption of ASU 2016-01, with an offset to accumulated OCI.
Income Taxes
Income Taxes We record deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We record valuation allowances against the deferred tax assets (included, together with our deferred income tax assets, as part of our reportable net deferred income tax liabilities on our consolidated balance sheets), for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

The Tax Cuts and Jobs Act (the Act), which was enacted on December 22, 2017, reduced the U.S. federal corporate income tax rate from 35% to 21% and required companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred. We included the estimated impact of the Act in our financial results at or for the period ended December 31, 2017, with additional adjustments recorded in 2018, as allowed by the Securities and Exchange Commission (SEC) in Staff Accounting Bulletin (SAB) 118. (See Note 14)

Cash And Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2020, we held $2,842 in cash and $6,898 in money market funds and other cash equivalents. Of our total cash and cash equivalents, $2,205 resided in foreign jurisdictions, some of which is subject to restrictions on repatriation.
Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 7). The cost of additions and substantial improvements to property, plant and equipment is capitalized, and includes internal compensation costs for these projects. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. See Note 7 for a discussion of an impairment of long-lived assets of the video business and other network asset abandonments.

The liability for the fair value of an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs
Software Costs We capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment - Net” on our consolidated balance sheets. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

We amortize our capitalized software costs over a three-year to seven-year period, reflecting the estimated period during which these assets will remain in service.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets We have the following major classes of intangible assets: goodwill; licenses, which include Federal Communications Commission (FCC) and other wireless licenses and orbital slots; distribution networks; film and television libraries; intellectual properties and franchises; trademarks and trade names; customer lists; and various other finite-lived intangible assets (see Note 9).

Goodwill represents the excess of consideration paid over the fair value of identifiable net assets acquired in business combinations. Wireless licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While wireless licenses are issued for a fixed period of time (generally ten years), renewals of domestic wireless licenses have occurred routinely and at nominal cost. We have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC wireless licenses.
During 2019, in conjunction with the renewal process of certain wireless licenses in Mexico, we reassessed the estimated economic lives and renewal assumptions for these licenses. As a result, we have changed the life of these licenses from indefinite to finite-lived. On January 1, 2019, we began amortizing our wireless licenses in Mexico over their average remaining economic life of 25 years. This change in accounting does not materially impact our income statement.

During the first quarter of 2020, in conjunction with the nationwide launch of AT&T TV and our customers’ continued shift from linear to streaming video services, we reassessed the estimated economic lives and renewal assumptions for our orbital slot licenses. As a result, we have changed the estimated lives of our orbital slot licenses from indefinite to finite-lived, effective January 1, 2020, and began amortizing these licenses using the sum-of-months-digits method over their average remaining economic life of 15 years at January 1, 2020. This change in accounting increased amortization expense $1,504, or $0.16 per diluted share available to common stock for 2020.

We acquired the rights to the AT&T and other trade names in previous acquisitions, classifying certain of those trade names as indefinite-lived. We have the effective ability to retain these exclusive rights permanently at a nominal cost. During the first quarter of 2020, we reassessed and changed the estimated economic lives of certain trade names in our Latin America business from indefinite to finite-lived and began amortizing them using the straight-line method over their average remaining economic life of 15 years. This change had an insignificant impact on our financial statements.

Goodwill, FCC wireless licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book values of the assets to their fair values. Goodwill is tested by comparing the carrying amount of each reporting unit, deemed to be our principal operating segments or one level below them, to the fair value using both discounted cash flow as well as market multiple approaches. FCC wireless licenses are tested on an aggregate basis, consistent with our use of the licenses on a national scope, using a discounted cash flow approach. Prior to 2020, orbital slots were similarly aggregated for purposes of impairment testing and valued using a discounted cash flow approach. Trade names are tested by comparing their book values to their fair values calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to each brand name.

Intangible assets that have finite useful lives are amortized over their estimated useful lives (see Note 9). As of January 1, 2020, on a prospective basis, orbital slots are amortized using the sum-of-the-months-digits method of amortization over their average remaining economic life. Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the period in which those relationships are expected to contribute to our future cash flows. Finite-lived trademarks and trade names and distribution networks are amortized using the straight-line method over the estimated useful life of the assets. Film library is amortized using the film forecast computation method, as previously disclosed. The remaining finite-lived intangible assets are generally amortized using the straight-line method. These assets, along with other long-lived assets, are reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable.

Advertising Costs	Advertising Costs We expense advertising costs for products and services or for promoting our corporate image as incurred (see Note 22).
Foreign Currency Translation
Foreign Currency Translation Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated OCI in our consolidated balance sheets (see Note 3). Operations in countries with highly inflationary economies use the U.S. dollar as the functional currency.

We hedge a portion of the foreign currency exchange risk involved in certain foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 13).

Pension And Other Postretirement Benefits	Pension and Other Postretirement Benefits See Note 15 for a comprehensive discussion of our pension and postretirement benefits, including a discussion of the actuarial assumptions, our policy for recognizing the associated gains and losses and our method used to estimate service and interest cost components.
New Accounting Standards
New Accounting Standards

Income Taxes In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (ASU 2019-12), which is expected to simplify income tax accounting requirements in areas deemed costly and complex. The amendments under ASU 2019-12 will be effective as of January 1, 2021, and interim periods within that year, with early adoption permitted in its entirety as of the beginning of the year of adoption. At adoption, the guidance allows for modified retrospective application through a cumulative effect adjustment to retained earnings. We do not expect ASU 2019-12 to have a material impact on our financial statements.

Reference Rate Reform In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (ASU 2020-04, as amended), which provides optional expedients, and allows for certain exceptions to existing GAAP, for contract modifications triggered by the expected market transition of certain benchmark interest rates to alternative reference rates. ASU 2020-04 applies to contracts, hedging relationships, certain derivatives and other arrangements that reference the London Interbank Offering Rate (LIBOR) or any other rates ending after December 31, 2022. ASU 2020-04 became effective immediately. We are evaluating the impact of our adoption of ASU 2020-04, including optional expedients, to our financial statements.

Convertible Instruments In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (ASU 2020-06), which eliminated certain separation models regarding cash conversion and beneficial conversion features to simplify reporting for convertible instruments as a single liability or equity, with no separate accounting for embedded conversion features. ASU 2020-06 will be effective for fiscal years beginning after December 31, 2021, under modified retrospective or full retrospective application, subject to early adoption in 2021. We are evaluating the impact of our adoption of ASU 2020-06 on our financial statements.

Derivatives, Offsetting Fair Value Amounts	We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) exists, against the fair value of the derivative instruments.
Recognition of Actuarial Gains and Losses	We recognize gains and losses on pension and postretirement plan assets and obligations immediately in “Other income (expense) – net” in our consolidated statements of income. These gains and losses are generally measured annually as of December 31 and accordingly, will normally be recorded during the fourth quarter, unless an earlier remeasurement is required.